Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Current Assets [Abstract]
Other Current Assets
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2011	2010
Prepaid expenses	3,070	1,321
Government institutions	4,974	3,269
Deferred installation expenses	3,133	4,242
Deferred income taxes (*)	2,772	1,838
Advances to suppliers	954	1,807
Employees	103	140
Related parties	8	66
Others	151	87
	15,165	12,770

(*)	See Note 16.